Note 19 - Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Balance		$ 145,335	$ 143,810
Other comprehensive loss		(25,606)	(822)
Balance		197,691	145,335
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Balance	[1]	3,462	4,284
Other comprehensive loss		(25,606)	(822)
Balance	[1]	$ (22,144)	$ 3,462

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.